2019 Acquisition - Additional Information (Detail) - Aussie Health Assets $ in Millions	Sep. 10, 2019 USD ($)
Business Acquisition [Line Items]
Total consideration	$ 1.3
Total consideration paid by cash	1.1
Working capital to be paid, related to inventory purchased within sixty days of closing	$ 0.1
Maximum period after closing date to pay working capital related to inventory purchased	60 days
Promissory Note
Business Acquisition [Line Items]
Total consideration paid by promissory note	$ 0.2
Accrued interest rate per annum	8.00%
Maturity date	Jun. 10, 2020